Common shares, preferred shares and other equity instruments - Schedule of Common Shares (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022
Disclosure of classes of share capital [line items]
Beginning Balance		$ 74,749		$ 72,892
Issued in relation to share-based payments, net	[1]	14		10
Ending Balance		$ 78,667		$ 74,749
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,191,375,095	[2]	1,215,337,523
Issued in relation to share-based payments, net (shares)		415,247		1,951,372
Issued in relation to the acquisition of a subsidiary or associated corporation (shares)				7,000,000
Issued in relation to the Shareholder Dividend and Share Purchase Plan (shares)	[3]	22,254,078
Repurchased for cancellation under the Normal Course Issuer Bid (shares)				(32,913,800)
Outstanding at end of year	[2]	1,214,044,420		1,191,375,095
Beginning Balance		$ 18,707		$ 18,507
Issued in relation to share-based payments, net		28		136
Issued in relation to the acquisition of a subsidiary or associated corporation				570
Issued in relation to the Shareholder Dividend and Share Purchase Plan	[3]	1,374
Repurchased for cancellation under the Normal Course Issuer Bid				(506)
Ending Balance		$ 20,109		$ 18,707

[1]	Represents amounts on account of share-based payments (refer to Note 26).
[2]	In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2023, the number of such shares bought was 19,133,834 and sold was 19,132,702 (2022 – 17,757,599 bought and 17,757,599 sold).
[3]	Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the “Plan”), common shares from treasury with a discount of 2% to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices.